Portfolio of Investments
Columbia Real Estate Equity Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Consumer Discretionary 1.5%
Hotels, Resorts & Cruise Lines 1.5%
Marriott International, Inc., Class A	24,908	3,490,607
Total Hotels, Resorts & Cruise Lines		3,490,607
Total Consumer Discretionary		3,490,607
Real Estate 97.2%
Diversified REITs 3.8%
STORE Capital Corp.	282,599	8,853,826
Total Diversified REITs		8,853,826
Health Care REITs 7.4%
Healthpeak Properties, Inc.	220,226	5,047,580
Welltower, Inc.	192,341	12,371,373
Total Health Care REITs		17,418,953
Hotel & Resort REITs 3.3%
Host Hotels & Resorts, Inc.	488,993	7,765,209
Total Hotel & Resort REITs		7,765,209
Industrial REITs 16.9%
Duke Realty Corp.	268,595	12,946,279
First Industrial Realty Trust, Inc.	171,338	7,677,656
Prologis, Inc.	188,872	19,189,395
Total Industrial REITs		39,813,330
Office REITs 4.5%
Alexandria Real Estate Equities, Inc.	76,146	10,674,908
Total Office REITs		10,674,908
Residential REITs 25.3%
American Homes 4 Rent, Class A	246,824	8,098,295
AvalonBay Communities, Inc.	67,609	12,452,902
Camden Property Trust	46,458	5,549,408
Centerspace	73,102	4,921,227
Equity LifeStyle Properties, Inc.	189,284	11,894,606
Common Stocks (continued)
Issuer	Shares	Value ($)
Invitation Homes, Inc.	345,888	11,680,638
Sun Communities, Inc.	34,851	4,716,386
Total Residential REITs		59,313,462
Retail REITs 12.4%
Brixmor Property Group, Inc.	389,361	7,191,498
Federal Realty Investment Trust	77,487	6,983,128
Simon Property Group, Inc.	99,004	8,885,609
SITE Centers Corp.	198,145	2,122,133
Tanger Factory Outlet Centers, Inc.	286,154	3,914,587
Total Retail REITs		29,096,955
Specialized REITs 23.6%
American Tower Corp.	44,008	9,448,518
Equinix, Inc.	25,043	14,245,460
Extra Space Storage, Inc.	57,782	9,979,529
Gaming and Leisure Properties, Inc.	181,035	8,008,988
Life Storage, Inc.	109,191	12,093,995
Outfront Media, Inc.	110,834	1,683,569
Total Specialized REITs		55,460,059
Total Real Estate		228,396,702
Total Common Stocks (Cost: $170,573,283)		231,887,309

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(a),(b)	2,182,427	2,181,336
Total Money Market Funds (Cost: $2,181,384)		2,181,336
Total Investments in Securities (Cost $172,754,667)		234,068,645
Other Assets & Liabilities, Net		861,687
Net Assets		$234,930,332
Columbia Real Estate Equity Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Real Estate Equity Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	339,665	32,502,733	(30,661,014)	(48)	2,181,336	(377)	5,224	2,182,427
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Real Estate Equity Fund | Third Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT212_12_M01_(11/22)